STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
SCHEDULE OF OPTIONS ACTIVITY

	Shares Under Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)
Outstanding – December 31, 2022	147,619	$24.42	7.24
Granted	-	-	-
Expired	(3,000)	39.20	0.51
Exercised	(5,459)	1.40	0.24
Outstanding – March 31, 2023	139,160	$25.01	6.91
Granted	-	-	-
Exercised	-	-	-
Outstanding – June 30, 2023	139,160	$25.01	6.91
Granted	-	-	-
Exercised	-	-	-
Outstanding – September 30, 2023	139,160	$25.01	6.91

Outstanding – December 31, 2023	112,685	$13.10	8.41
Granted	90,000	0.90	9.82
Exercised	-	-	-
Expired	(36)	39.2	0.16
Outstanding – March 31, 2024	202,650	$7.67	8.90
Granted	-	-	-
Exercised	-	-	-
Outstanding – June 30, 2024	202,650	7.67	8.90
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding – September 30, 2024	202,650	7.67	8.90

	Shares Under Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)
Outstanding – December 31, 2022	147,619	$24.42	7.24
Granted	80,000	1.24	9.89
Forfeited	(105,425)	19.76	7.24
Expired	(4,050)	34.01	1.31
Exercised	(5,459)	1.40	0.76
Outstanding – December 31, 2023	112,685	13.10	8.41
Exercisable – December 31, 2023	108,691	12.90	8.44

SCHEDULE OF FAIR VALUE ASSUMPTIONS FOR OPTIONS GRANTED

The fair value for options granted in 2023 and 2022 is estimated at the date of grant using a Black-Scholes-Merton options pricing model with the following underlying assumptions:

	2023	2022
Price at valuation	$1.20 – 1.24	$0.45 – 0.78
Exercise price	$1.20 – 1.24	$0.45 – 0.78
Risk free interest	3.83 – 4.42%	2.32 – 3.58%
Expected term (in years)	5	5
Volatility	133.1 – 133.6%	125.3 – 127.9%

SCHEDULE OF STOCK BASED EXPENSES RECOGNIZED SERVICES FROM EMPLOYEES AND NON-EMPLOYEES

The total stock-based expense recognized in the financial statements for services received from employees and non-employees is shown in the following table.

	Year Ended
	December 31,
	2023	2022

Research and development	$6,000	$6,000
Selling and marketing	28,000	25,000
General and administrative	258,000	323,000
Total	$292,000	$354,000

SCHEDULE OF FAIR VALUE ASSUMPTIONS FOR WARRANTS

In estimating the warrants’ fair value, the Company used the following assumptions:

	2023	2022
Risk free interest	3.49%	0.34%
Dividend yield	0%	0%
Volatility	147.6%	60.7%
Contractual term (in years)	5	5

SCHEDULE OF WARRANTS ACTIVITY

Warrants
Outstanding – December 31, 2022	78,252
Granted	8,758,954
Exercised	-
Canceled	-
Expired	-
Outstanding – September 30, 2023	8,837,206

Outstanding – December 31, 2023	8,633,229
Granted	-
Exercised	(995,000)
Canceled	-
Expired	(12,000)
Outstanding – September 30, 2024	7,626,229

Warrants
Outstanding – December 31, 2021	115,467
Granted	30,500
Expired	(55,215)
Cancelled	(12,500)
Outstanding – December 31, 2022	78,252
Granted	8,758,954
Expired	-
Cancelled	(203,977)
Outstanding – December 31, 2023	8,633,229